UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital LLC
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Address:   Two Greenwich Plaza
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           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11152
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
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Title:     Managing Director, Portfolio Manager
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Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut          5/15/08
       -------------------------    ---------------------------     ---------


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        30
                                               -------------

Form 13F Information Table Value Total:        $7,205,168
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                                                      FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7     COLUMN 8

                                                        VALUE   SHRS OR    SH/  PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN  CALL DISCRETION  MANAGERS   SOLE    SHARED   NONE
-----------------------     --------------    -----   -------- --------- ----- ----- ---------- ---------- ------   ------- ------

AMERICA MOVIL SAB DE CV     SPON ADR L SHS  02364W105   650,563 10,214,524 SH        SOLE                  10,214,524  0     0
APPLE INC                   COM             037833100   419,109  2,920,623 SH        SOLE                   2,920,623  0     0
BROOKFIELD ASSET MGMT INC   CL A LTD VT SH  112585104   226,674  8,410,142 SH        SOLE                   8,410,142  0     0
BROOKFIELD ASSET MGMT INC   CL A LTD VT SH  112585104     2,687    100,159 SH        SOLE                     100,159  0     0
BUNGE LIMITED               COM             G16962105    47,784    550,000 SH   PUT  SOLE                     550,000  0     0
CB RICHARD ELLIS GROUP INC  CL A            12497T101   256,244 11,841,207 SH        SOLE                  11,841,207  0     0
CME GROUP INC               COM             12572Q105   279,084    594,936 SH        SOLE                     594,936  0     0
DELTEK INC                  COM             24784L105    28,638  2,206,293 SH        SOLE                   2,206,293  0     0
DICKS SPORTING GOODS INC    COM             253393102   134,680  5,029,142 SH        SOLE                   5,029,142  0     0
E M C CORP MASS             COM             268648102   152,807 10,655,975 SH        SOLE                  10,655,975  0     0
EAGLE MATERIALS INC         COM             26969P108   163,194  4,590,559 SH        SOLE                   4,590,559  0     0
FASTENAL CO                 COM             311900104   321,288  6,995,171 SH        SOLE                   6,995,171  0     0
GOOGLE INC                  CL A            38259P508   713,135  1,619,032 SH        SOLE                   1,619,032  0     0
ILLUMINA INC                COM             452327109   182,254  2,401,239 SH        SOLE                   2,401,239  0     0
INFOSYS TECHNOLOGIES LTD    SPONSORED ADR   456788108   248,080  6,935,412 SH        SOLE                   6,935,412  0     0
MASTERCARD INC              CL A            57636Q104   205,389    921,068 SH        SOLE                     921,068  0     0
MONSANTO CO NEW             COM             61166W101   272,272  2,441,900 SH        SOLE                   2,441,900  0     0
MSC INDL DIRECT INC         CL A            553530106   218,585  5,173,605 SH        SOLE                   5,173,605  0     0
NEW YORK TIMES CO           CL A            650111107     1,888    100,000 SH   PUT  SOLE                     100,000  0     0
NUTRI SYS INC NEW           COM             67069D108    40,969  2,718,600 SH   PUT  SOLE                   2,718,600  0     0
PRICELINE COM INC           COM NEW         741503403   247,511  2,047,911 SH        SOLE                   2,047,911  0     0
QUALCOMM INC                COM             747525103   545,106 13,295,259 SH        SOLE                  13,295,259  0     0
SAIC INC                    COM             78390X101   131,550  7,076,391 SH        SOLE                   7,076,391  0     0
SANDRIDGE ENERGY INC        COM             80007P307   393,838 10,059,729 SH        SOLE                  10,059,729  0     0
SEARS HLDGS CORP            COM             812350106   100,742    986,800 SH   PUT  SOLE                     986,800  0     0
SOUTHWESTERN ENERGY CO      COM             845467109   248,424  7,373,812 SH        SOLE                   7,373,812  0     0
SRA INTL INC                CL A            78464R105    26,148  1,075,600 SH        SOLE                   1,075,600  0     0
TERADATA CORP DEL           COM             88076W103   204,153  9,254,453 SH        SOLE                   9,254,453  0     0
VISA INC                    CL A            92826C839   243,204  3,900,000 SH        SOLE                   3,900,000  0     0
XTO ENERGY INC              COM             98385X106   499,168  8,069,313 SH        SOLE                   8,069,313  0     0

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